Shareholders' Equity (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended		12 Months Ended			6 Months Ended
	Jan. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2009	Sep. 17, 2009	Apr. 27, 2005	Jun. 30, 2012 YA Global Master SPV Ltd [Member]	Jun. 30, 2012 Yorkville Advisors LLC [Member]
Common stock, shares authorized		250,000,000			250,000,000	40,000,000
Common stock, par value (in dollars per share)		$ 0.001			$ 0.001	$ 0.001
Preferred stock, shares authorized		5,000,000				5,000,000
Preferred stock, par value (in dollars per share)		$ 0.001				$ 0.001
Common shares issued, shares				2,008,230
Stock Issued During Period, Shares, Reverse Stock Splits				261,943
Proceeds from Issuance of Common Stock				$ 16,244
Stock Issued				1,691
Minimum Bid Price Not Maintained For 30 Consecutive Business Days		$ 1.00	$ 1.00
Minimum Bid Price To Be Maintained For 10 Consecutive Business Days To Regain Nasdaq Compliance		$ 1.00	$ 1.00
Minimum Market Value Of Publicly Held Shares Not Maintained For 30 Consecutive Business Days	5,000	5,000
Minimum Market Value Of Publicly Held Shares To Be Maintained For 10 Consecutive Business Days To Regain Nasdaq Compliance	5,000	5,000
Number Of Grace Days For Regain Compliance		180 days
Maximum Value Of Shares For Acquisition							3,218,485
Payments for Fees								15
Stock Issued For Commitment Fees								100,000
Additional Cash Fee Payable								50
Other Short-term Borrowings							$ 500
Percentage Of Prepayment Fee							2.00%